Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: - SUBSEQUENT EVENTS

During February 2021, the Company’s Board approved the grant of 330,000 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of two-four years, commencing as of the date of grant.